As filed with the Securities and Exchange Commission on April 5, 2000

                               File No. 333-45431
                               File No. 811-08629

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /  X  /
                                                                       -----

         Pre-Effective Amendment No.                                  /     /
                                                                       -----

         Post-Effective Amendment No. 6                               /  X  /
                                                                       -----

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                        /  X  /
                                                                       -----

         Amendment No. 6                                              /  X  /
                                                                       -----


                           HARTFORD SERIES FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

         Upon this amendment to the Registration Statement being declared effective.

It is proposed that this filing will become effective (check appropriate box)

               immediately upon filing pursuant to paragraph (b) of Rule 485
     -------

        X      on MAY 1, 2000 pursuant to paragraph (b) of Rule 485
     -------
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -------
               on ______________ pursuant to paragraph (a)(1) of Rule 485
     -------
               75 days after filing pursuant to paragraph (a)(2) of Rule 485
     -------

               on ______________ pursuant to paragraph (a)(2) of Rule 485
     -------


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of its Common Stock.


The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on March 9, 2000.

         This registration statement is being filed for the purpose of changing its effective date to May 1, 2000 pursuant to Rule 485(b)(1)(iii). Parts A and B of the Registrant's Post-Effective Amendment No. 5 are incorporated by reference.

                                     PART C

                                OTHER INFORMATION


Item 23. Exhibits
         a.       Articles of Incorporation(1)
         b.       By-Laws(1)
         c.       Not Applicable
         d.(i)    Form of Investment Management Agreement(1)
         d.(ii)   Form of Amendment Number 1 to Investment Management
                  Agreement(2)
         d.(iii)  Form of Amendment Number 2 to Investment Management
                  Agreement(7)
         d.(iv)   Form of Investment Sub-Advisory Agreement with Wellington
                  Management Company, LLP(1)
         d.(v)    Form of Amendment Number 1 to Investment Sub-Advisory
                  Agreement with Wellington Management Company, LLP(2)
         d.(vi)   Form of Amendment Number 2 to Investment Sub-Advisory
                  Agreement with Wellington Management Company, LLP(7)
         e.(i)    Form of Principal Underwriting Agreement(1)
         e.(ii)   Form of Amendment Number 1 to Principal Underwriting
                  Agreement(2)
         e.(iii)  Form of Amendment Number 2 to Principal Underwriting
                  Agreement(7)
         f.       Not Applicable
         g.(i)    Form of Custodian Agreement(1)
         g.(ii)   Form of Amendment Number 1 to Custodian Agreement(2)
         g.(iii)  Form of Amendment Number 2 to Custodian Agreement(3)
         g.(iv)   Form of Letter Amendment to Custodian Agreement(7)
         h.(i)    Share Purchase Agreement(1)
         h.(ii)   Form of Amendment Number 1 to Share Purchase Agreement -
                  Hartford Life Insurance Company and Hartford Life and Annuity
                  Insurance Company(2)
         h.(iii)  Form of Amendment Number 2 to Share Purchase Agreement -
                  Hartford Life Insurance Company and Hartford Life and Annuity
                  Insurance Company(3)
         h.(iv)   Form of Amendment Number 3 to Share Purchase Agreement -
                  Hartford Life Insurance Company and Hartford Life and Annuity
                  Insurance Company(7)
         h.(v)    Administrative Services Agreement(6)
         h.(vi)   Amended and Restated Administrative Services Agreement(6)


--------
(1) Previously filed with Initial Registration Statement filed on
    February 2, 1998.
(2) Previously filed with Post-Effective Amendment Number 1 filed on
    July 10, 1998.
(3) Previously filed with Post-Effective Amendment Number 2 filed on
    July 16, 1998.
(4) Incorporated by reference to Registrant's filing pursuant to Rule 30d-1 of the Investment Company Act of 1940.
(5) Incorporated by reference to Registrant's Form NSAR-B filed on February 29, 2000.
(6) Previously filed with Post-Effective Amendment Number 3 filed on
    February 10, 1999.
(7) Previously filed with Post-Effective Amendment Number 5 filed on
    January 28, 2000.
(8) To be filed by amendment.

         h.(vii)  Form of Amendment Number 1 to Amended and Restated
                  Administrative Services Agreement(7)
         i.       Opinion and Consent of Counsel(8)
         j.       Consent of Independent Public Accountants(8)
         k.       1999 Annual Report to Shareholders' Financial Statements(4)
         l.       Not Applicable
         m.(i)    Form of Rule 12b-1 Distribution Plan(1)
         m.(ii)   Form of Amendment Number 1 to Rule 12b-1 Plan(2)
         m.(iii)  Form of Amendment Number 2 to Rule 12b-1 Plan(7)
         n.       Financial Data Schedules(5)
         o.(i)    Form of Multi-Class Plan Pursuant to Rule 18f-3(1)
         o.(ii)   Form of Amendment Number 1 to Multi-Class Plan Pursuant
                  to Rule 18f-3(2)
         o.(iii)  Form of Amendment Number 2 to Multi-Class Plan Pursuant to
                  Rule 18f-3(3)
         o.(iv)   Form of Amendment Number 3 to Multi-Class Plan Pursuant to
                  Rule 18f-3(7)
         p.       Powers of Attorney(7)

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Inapplicable

Item 25. INDEMNIFICATION

         Article EIGHTH of the Articles of Incorporation provides:

         EIGHTH: (a) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director or Officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, has no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, creates a rebuttable presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interest of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         (b) The Corporation shall indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure, a judgment in its favor by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation.

         (c) To the extent that a Director, Officer, employee or agent of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
         (b), or in defense of any claim, issue
         or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

         (d) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the Director, Officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors by a majority vote of a quorum consisting of Directors who were neither interested persons nor parties to such action suit or proceeding, or (2) if such quorum is not obtainable, or even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion.

         (e) Expenses incurred in defending civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, Officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article and upon meeting one of the following conditions:

                  (i) the indemnitee shall provide a security for his undertaking, (ii) the investment company shall be insured against losses arising by reason of any lawful advances, or
                  (iii) a majority of a quorum of the disinterested, non-party Directors of the investment company, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (f) The corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such.

         (g) Anything to the contrary in the foregoing clauses (a) through (f) notwithstanding, no Director or Officer shall be indemnified by the Corporation and no insurance policy obtained by the Corporation will protect or attempt to protect any such person against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in a manner inconsistent with Securities and Exchange Commission Release 11330 under the Investment Company Act of 1940.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.



                                  Position With HL
Name                              Investment Advisors, LLC       Other Business
----                              ------------------------       --------------
Lowndes A. Smith                  Manager, President and         President and Chief Executive Officer of
                                  Chief Executive Officer        Hartford Life, Inc. ("H. L. Inc.")
Thomas M. Marra                   Manager and Executive Vice     Chief Operating Officer of H. L. Inc.
                                  President
David Znamierowski                Manager and Senior Vice        Chief Investment Officer of H. L. Inc.
                                  President
Peter W. Cummins                  Manager and Senior Vice        Senior Vice President of H. L. Inc.
                                  President
Andrew W. Kohnke                  Manager and Senior Vice        Managing Director of Hartford Investment
                                  President                      Management Company ("HIMCO")(1)
Lynda Godkin                      Senior Vice President,         General Counsel of H. L. Inc.
                                  General Counsel and Secretary
David Foy                         Senior Vice President and      Chief Financial Officer of H. L. Inc.
                                  Treasurer
George R. Jay                     Controller                     Assistant Vice President of H. L. Inc.
David A. Carlson                  Vice President and Director    Vice President and Director of Taxes of
                                  of Taxes                       H. L. Inc.

----------
(1) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT
06105.


Mark E. Hunt                      Vice President                 Vice President of Hartford Life Insurance
                                                                 Company ("HLIC")(2)
Thomas A. Klee                    Assistant Corporate Secretary  Counsel of HLIC
Kevin J. Carr                     Assistant Secretary and        Assistant General Counsel of The Hartford
                                  Counsel                        Financial Services Group, Inc.(3)
                                                                 ("The Hartford");
Dawn M. Cormier                   Assistant Secretary            Assistant Secretary HLIC
Diane E. Tatelman                 Assistant Secretary            Assistant Secretary HLIC


Item 27. PRINCIPAL UNDERWRITERS

         Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

     Hartford Life Insurance Company                      DC Variable Account I
                                                          Separate Account Two (DC Variable Account II)
                                                          Separate Account Two (Variable Account "A")
                                                          Separate Account Two (QP Variable Account)
                                                          Separate Account Two (NQ Variable Account)
                                                          Putnam Capital Manager Trust Separate Account
                                                          Separate Account One
                                                          Separate Account Two
                                                          Separate Account Three
                                                          Separate Account Five


     Hartford Life and Annuity Insurance Company          Separate Account One
                                                          Separate Account Three
                                                          Separate Account Five
                                                          Separate Account Six
                                                          Putnam Capital Manager Trust Separate Account Two

     American Maturity Life Insurance Company             Separate Account American Maturity Life Variable Annuity

The Directors and principal officers of HSD and their position with the Registrant are as follows:



Name and Principal                                                                     Position and Offices
Business Address*                     Positions and Offices With Underwriter             With Registrant
-----------------                     --------------------------------------             ---------------
David A. Carlson                      Vice President                                    None

Peter Cummins                         Senior Vice President                             Vice President

----------

(2) The principal business address for Hartford Life is 200 Hopmeadow Street,
    Simsbury, CT 06089.

(3) The principal business address for The Hartford is Hartford Plaza,
    Hartford, CT 06115.


David T. Foy                          Treasurer                                         None
Lynda Godkin                          Senior Vice President, General Counsel and        None
                                      Corporate Secretary
George Jay                            Controller & Financial Principal                  Controller & Treasurer
Robert A. Kerzner                     Executive Vice President                          None
Thomas A. Klee                        Assistant Corporate Secretary                     None
Stephen T. Joyce                      Assistant Secretary                               None
Glen J. Kvadus                        Assistant Secretary                               None
Thomas M. Marra                       Executive Vice President                          Vice President
Paul Eugene Olson                     Supervisory Registered Principal                  None
Edward M. Ryan, Jr.                   Assistant Secretary                               None
Lowndes A. Smith                      President and Chief Executive Officer             Chairman



*Principal business address is 200 Hopmeadow Street, Simsbury, CT 06089


Item 28. LOCATION OF ACCOUNTS AND RECORDS


         Hartford Life Insurance Company
         200 Hopmeadow Street
         Simsbury, CT 06089


         AND

         State Street Bank and Trust Company
         225 Franklin Street
         Boston, MA 02110

Item 29. MANAGEMENT SERVICES

         Not Applicable

Item 30. UNDERTAKINGS

         The Registrant undertakes to furnish to each person to whom a prospectus has been delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 5th day of April, 2000.


                                            HARTFORD SERIES FUND, INC.


                                            By:               *
                                               -----------------------------
                                                   David M. Znamierowski
                                                   Its: President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                        TITLE                               DATE
---------                        -----                               ----

             *                   President                           April 5, 2000
---------------------------      (Chief Executive Officer
David M. Znamierowski            & Director)


             *                   Controller & Treasurer              April 5, 2000
---------------------------      (Chief Accounting Officer &
George R. Jay                    Chief Financial Officer)


             *                   Director                            April 5, 2000
---------------------------
Robert J. Clark


             *                   Director                            April 5, 2000
---------------------------
Winifred E. Coleman


             *                   Director                            April 5, 2000
---------------------------
William A. O'Neill





             *                   Director                            April 5, 2000
---------------------------
Millard H. Pryor, Jr.


             *                   Director                            April 5, 2000
---------------------------
Lowndes A. Smith


             *                   Director                            April 5, 2000
---------------------------
John K. Springer


    /s/ Kevin J. Carr                                                April 5, 2000
---------------------------
* By Kevin J. Carr
     Attorney-in-fact